Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Major Customers and Suppliers [Abstract]
Schedule of Revenue by Major Customers and Suppliers

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the years ended December 31, 2025, 2024, and 2023:

	Years Ended December 31,
	2025	2024	2023

Customer A	33%	*	*
Customer B	15%	*	*
Customer C	12%	10%	*
Customer D	*	14%	6%
Customer E	*	7%	15%
Customer F	8%	*	*

*	Less than 5%

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	Years Ended December 31,
	2025	2024	2023

Supplier A	50%	41%	61%
Supplier B	*	26%	9%
Supplier C	5%	14%	13%
Supplier D	14%	*	*
Supplier E	7%	*	*

*	Less than 5%